BORROWINGS - SPE Notes (Details) € in Millions, SFr in Millions, $ in Millions	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 4,676.8			SFr 5,425.7
Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	4,687.1			5,443.8
Sunrise holding SPE notes
Disclosure of detailed information about borrowings [line items]
Borrowings	1,467.2			1,394.8
Sunrise holding SPE notes | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 1,468.8			SFr 1,397.1
2031 Sunrise holding senior secured notes
Disclosure of detailed information about borrowings [line items]
Interest rate	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Original issue amount | $		$ 1,250.0			$ 1,250.0
Borrowings	SFr 1,115.9			SFr 1,048.0
2031 Sunrise holding senior secured notes | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 1,116.6	$ 1,230.0		SFr 1,049.0	$ 1,250.0
UPCB finance VII euro notes
Disclosure of detailed information about borrowings [line items]
Interest rate	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Original issue amount | €			€ 600.0			€ 600.0
Borrowings	SFr 351.3			SFr 346.8
UPCB finance VII euro notes | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 352.2		€ 374.9	SFr 348.1		€ 374.9